Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
July 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.11%
Angola-2.38%
Angolan Government International Bond
9.50%, 11/12/2025(a)	$24,300,000	$22,253,333
8.25%, 05/09/2028(a)	27,535,000	23,467,998
9.38%, 05/08/2048(a)	28,110,000	23,139,449
		68,860,780
Bahrain-2.81%
Bahrain Government International Bond
6.75%, 09/20/2029(a)	24,511,000	27,205,641
6.00%, 09/19/2044(a)	28,101,000	27,800,179
7.50%, 09/20/2047(a)	23,652,000	26,500,032
		81,505,852
Brazil-2.89%
Brazilian Government International Bond
5.63%, 01/07/2041	24,390,000	27,859,721
5.63%, 02/21/2047	24,207,000	27,760,467
4.75%, 01/14/2050	26,976,000	27,970,740
		83,590,928
Chile-3.31%
Chile Government International Bond
3.13%, 01/21/2026	41,947,000	46,943,937
3.86%, 06/21/2047	37,914,000	48,917,780
		95,861,717
China-3.10%
China Government International Bond
2.63%, 11/02/2027(a)	26,570,000	29,606,743
2.75%, 12/03/2039(a)	27,340,000	30,350,340
4.00%, 10/19/2048(a)	21,450,000	29,921,366
		89,878,449
Colombia-2.99%
Colombia Government International Bond
7.38%, 09/18/2037	19,267,000	28,206,888
6.13%, 01/18/2041	21,343,000	28,727,678
5.63%, 02/26/2044	22,609,000	29,545,328
		86,479,894
Costa Rica-2.56%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	31,403,000	25,781,863
7.00%, 04/04/2044(a)	27,243,000	24,355,242
7.16%, 03/12/2045(a)	26,705,000	23,941,033
		74,078,138
Croatia-1.45%
Croatia Government International Bond, 6.00%, 01/26/2024(a)	36,099,000	41,972,307
Dominican Republic-2.82%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	23,690,000	26,781,545
6.85%, 01/27/2045(a)	25,739,000	27,347,688
6.50%, 02/15/2048(a)	26,920,000	27,552,620
		81,681,853
Egypt-2.74%
Egypt Government International Bond
8.50%, 01/31/2047(a)	26,690,000	26,460,466
7.90%, 02/21/2048(a)	29,391,000	27,179,327
8.70%, 03/01/2049(a)	25,872,000	25,704,401
		79,344,194
	Principal Amount	Value
El Salvador-2.23%
El Salvador Government International Bond
5.88%, 01/30/2025(a)	$24,060,000	$21,846,480
8.63%, 02/28/2029(a)	3,700,000	3,685,200
7.65%, 06/15/2035(a)	25,267,000	22,740,300
7.12%, 01/20/2050(a)	19,375,000	16,182,969
		64,454,949
Hungary-2.99%
Hungary Government International Bond
5.75%, 11/22/2023	25,127,500	28,928,034
5.38%, 03/25/2024	25,023,000	28,808,430
7.63%, 03/29/2041	16,423,000	28,775,165
		86,511,629
Indonesia-3.03%
Indonesia Government International Bond
6.63%, 02/17/2037(a)	20,456,000	29,409,910
7.75%, 01/17/2038(a)	18,426,000	29,244,539
6.75%, 01/15/2044(a)	18,909,000	29,240,365
		87,894,814
Jordan-2.85%
Jordan Government International Bond
6.13%, 01/29/2026(a)	26,657,000	27,818,713
5.75%, 01/31/2027(a)	27,024,000	27,495,523
7.38%, 10/10/2047(a)	25,929,000	27,226,566
		82,540,802
Kazakhstan-3.01%
Kazakhstan Government International Bond
5.13%, 07/21/2025(a)	25,091,000	29,400,781
4.88%, 10/14/2044(a)	21,955,000	29,310,100
6.50%, 07/21/2045(a)	18,228,000	28,526,911
		87,237,792
Kenya-2.78%
Kenya Government International Bond
6.88%, 06/24/2024(a)	26,822,000	27,290,849
7.25%, 02/28/2028(a)	27,102,000	26,905,781
8.25%, 02/28/2048(a)	26,944,000	26,459,601
		80,656,231
Mexico-2.87%
Mexico Government International Bond
4.60%, 01/23/2046	25,403,750	28,434,290
5.75%, 10/12/2110	22,535,000	27,082,450
Series A, 6.05%, 01/11/2040	21,263,000	27,626,910
		83,143,650
Mongolia-1.40%
Mongolia Government International Bond, 8.75%, 03/09/2024(a)	36,620,000	40,521,470
Nigeria-2.87%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	30,099,000	28,163,785
7.63%, 11/28/2047(a)	30,083,000	27,631,115
9.25%, 01/21/2049(a)	26,320,000	27,251,070
		83,045,970
Oman-2.82%
Oman Government International Bond
5.63%, 01/17/2028(a)	28,712,000	27,309,533
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Oman-(continued)
6.50%, 03/08/2047(a)	$30,626,000	$27,243,236
6.75%, 01/17/2048(a)	30,464,000	27,130,934
		81,683,703
Pakistan-2.72%
Pakistan Government International Bond
8.25%, 04/15/2024(a)	25,262,000	26,570,673
8.25%, 09/30/2025(a)	24,324,000	25,722,630
6.88%, 12/05/2027(a)	26,972,000	26,588,997
		78,882,300
Panama-3.05%
Panama Government International Bond
7.13%, 01/29/2026	23,562,500	30,273,336
8.88%, 09/30/2027	19,592,500	28,429,893
3.88%, 03/17/2028	25,525,000	29,636,950
		88,340,179
Paraguay-3.04%
Paraguay Government International Bond
5.00%, 04/15/2026(a)	25,136,000	29,094,920
6.10%, 08/11/2044(a)	21,879,000	29,646,045
5.60%, 03/13/2048(a)	22,595,000	29,260,525
		88,001,490
Peru-3.17%
Peruvian Government International Bond
2.84%, 06/20/2030(b)	28,010,000	31,512,931
8.75%, 11/21/2033	16,865,500	29,530,478
5.63%, 11/18/2050	18,075,000	30,895,507
		91,938,916
Philippines-3.00%
Philippine Government International Bond
6.38%, 01/15/2032	20,085,000	29,111,380
6.38%, 10/23/2034	19,072,000	28,945,433
3.95%, 01/20/2040	23,268,000	28,872,457
		86,929,270
Poland-3.06%
Republic of Poland Government International Bond
4.00%, 01/22/2024	39,353,000	44,018,101
3.25%, 04/06/2026	39,362,000	44,528,263
		88,546,364
Qatar-3.25%
Qatar Government International Bond
6.40%, 01/20/2040(a)	19,165,000	30,747,943
5.10%, 04/23/2048(a)	21,466,000	31,604,177
4.82%, 03/14/2049(a)	22,163,000	31,723,143
		94,075,263
Romania-3.04%
Romanian Government International Bond
4.88%, 01/22/2024(a)	26,201,000	28,996,123
6.13%, 01/22/2044(a)	21,366,000	29,271,420
5.13%, 06/15/2048(a)	23,860,000	29,645,763
		87,913,306
	Principal Amount	Value
Russia-3.06%
Russian Foreign Bond
5.63%, 04/04/2042(a)	$21,400,000	$29,332,681
5.88%, 09/16/2043(a)	20,400,000	29,023,080
Russian Foreign Bond - Eurobond, 5.25%, 06/23/2047(a)	22,200,000	30,361,519
		88,717,280
Saudi Arabia-3.26%
Saudi Government International Bond
4.50%, 10/26/2046(a)	25,093,000	31,868,863
4.63%, 10/04/2047(a)	24,184,000	31,249,501
5.00%, 04/17/2049(a)	22,815,000	31,335,832
		94,454,196
South Africa-2.75%
Republic of South Africa Government International Bond
6.25%, 03/08/2041	26,375,000	26,039,905
5.38%, 07/24/2044	31,004,000	27,405,366
6.30%, 06/22/2048	27,439,000	26,197,495
		79,642,766
Sri Lanka-2.19%
Sri Lanka Government International Bond
6.85%, 03/14/2024(a)	26,028,000	20,822,716
6.35%, 06/28/2024(a)	25,390,000	20,312,479
6.83%, 07/18/2026(a)	29,238,000	22,221,279
		63,356,474
Turkey-2.75%
Turkey Government International Bond
8.00%, 02/14/2034	26,176,000	27,183,776
6.88%, 03/17/2036	28,339,000	26,321,547
7.25%, 03/05/2038	27,122,000	26,231,720
		79,737,043
Ukraine-2.72%
Ukraine Government International Bond
7.75%, 09/01/2026(a)	25,477,000	26,146,535
7.75%, 09/01/2027(a)	25,492,000	26,122,035
9.75%, 11/01/2028(a)	23,600,000	26,398,960
		78,667,530
United Arab Emirates-3.15%
Abu Dhabi Government International Bond
4.13%, 10/11/2047(a)	23,884,000	31,278,415
3.13%, 09/30/2049(a)	28,040,000	31,473,386
Emirate of Dubai Government International Bond, 5.25%, 01/30/2043(a)	24,701,000	28,495,617
		91,247,418
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,736,345,811)		2,841,394,917
	Shares
Money Market Funds-0.66%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $19,287,170)	19,287,170	19,287,170
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.77% (Cost $2,755,632,981)		2,860,682,087

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.23%
Invesco Private Government Fund, 0.06%(c)(d)(e)	5,043,146	$5,043,146
Invesco Private Prime Fund, 0.15%(c)(d)(e)	1,680,712	1,681,049
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,724,195)		6,724,195
TOTAL INVESTMENTS IN SECURITIES-99.00% (Cost $2,762,357,176)		2,867,406,282
OTHER ASSETS LESS LIABILITIES-1.00%		28,833,736
NET ASSETS-100.00%		$2,896,240,018
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $1,890,672,561, which represented 65.28% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$7,086,626	$335,294,558	$(323,094,014)	$-	$-	$19,287,170	$49,078
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	71,589	48,270,983	(48,342,572)	-	-	-	6,442
Invesco Liquid Assets Portfolio, Institutional Class	23,863	12,757,354	(12,782,140)	-	923	-	2,442
Invesco Private Government Fund	-	34,228,034	(29,184,888)	-	-	5,043,146	534
Invesco Private Prime Fund	-	7,899,156	(6,218,252)	-	145	1,681,049	325
Total	$7,182,078	$438,450,085	$(419,621,866)	$-	$1,068	$26,011,365	$58,821

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Short Term High Yield Bond ETF (PGHY)
July 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.05%
Argentina-1.79%
Banco Hipotecario S.A., 9.75%, 11/30/2020(a)	$500,000	$461,818
Cia General de Combustibles S.A., 9.50%, 11/07/2021(a)	525,000	431,550
Genneia S.A., 8.75%, 01/20/2022(a)	650,000	568,155
Provincia de Cordoba, 7.13%, 06/10/2021(a)	650,000	445,380
Tecpetrol S.A., 4.88%, 12/12/2022(a)	400,000	390,634
Telecom Argentina S.A., 6.50%, 06/15/2021(a)	676,000	654,861
YPF S.A., 8.50%, 03/23/2021(a)	500,000	473,063
		3,425,461
Australia-0.73%
Barminco Finance Pty. Ltd., 6.63%, 05/15/2022(a)	400,000	399,250
Emeco Pty. Ltd., Series B, 9.25%, 03/31/2022	450,669	456,302
FMG Resources August 2006 Pty. Ltd., 4.75%, 05/15/2022(a)	400,000	419,622
Virgin Australia Holdings Ltd., 7.88%, 10/15/2021(a)	700,000	114,688
		1,389,862
Bahrain-0.48%
Bahrain Government International Bond
5.88%, 01/26/2021(a)	700,000	712,687
6.13%, 07/05/2022(a)	200,000	209,535
		922,222
Belarus-0.13%
Republic of Belarus International Bond, 6.88%, 02/28/2023(a)	250,000	253,588
Bolivia-0.23%
Bolivian Government International Bond, 4.88%, 10/29/2022(a)	450,000	441,457
Brazil-5.82%
Banco Bradesco S.A.
5.90%, 01/16/2021(a)	600,000	611,400
2.85%, 01/27/2023(a)	500,000	502,660
Banco BTG Pactual S.A., 5.50%, 01/31/2023(a)	500,000	518,703
Banco do Brasil S.A., 5.38%, 01/15/2021(a)	400,000	406,914
Banco do Estado do Rio Grande do Sul S.A., 7.38%, 02/02/2022(a)	700,000	733,939
Banco Safra S.A.
6.75%, 01/27/2021(a)	400,000	409,454
4.13%, 02/08/2023(a)	200,000	204,981
Banco Votorantim S.A., 4.00%, 09/24/2022(a)	500,000	510,000
Brazilian Government International Bond
4.88%, 01/22/2021	175,000	178,445
2.63%, 01/05/2023	500,000	516,505
Caixa Economica Federal, 3.50%, 11/07/2022(a)	300,000	306,680
Centrais Eletricas Brasileiras S.A., 5.75%, 10/27/2021(a)	750,000	778,594
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25%, 12/16/2020(a)	200,000	200,500
CSN Resources S.A., 7.63%, 02/13/2023(a)	400,000	405,500
Eldorado Intl. Finance GmbH, 8.63%, 06/16/2021(a)	700,000	710,419
Itau Unibanco Holding S.A.
5.75%, 01/22/2021(a)	400,000	408,510
6.20%, 12/21/2021(a)	500,000	528,125
	Principal Amount	Value
Brazil-(continued)
5.65%, 03/19/2022(a)	$400,000	$419,890
5.50%, 08/06/2022(a)	400,000	423,406
Natura Cosmeticos S.A., 5.38%, 02/01/2023(a)	400,000	415,600
Petrobras Global Finance B.V.
5.38%, 01/27/2021	600,000	607,335
8.38%, 05/23/2021	650,000	684,856
6.13%, 01/17/2022	600,000	633,609
		11,116,025
Canada-2.83%
Air Canada, 7.75%, 04/15/2021(a)	600,000	608,175
Athabasca Oil Corp., 9.88%, 02/24/2022(a)	700,000	278,590
Bombardier, Inc.
8.75%, 12/01/2021(a)	698,000	699,162
5.75%, 03/15/2022(a)	215,000	204,465
6.00%, 10/15/2022(a)	400,000	370,000
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., 8.50%, 12/15/2022(a)	500,000	501,758
Quebecor Media, Inc., 5.75%, 01/15/2023	400,000	437,162
Taseko Mines Ltd., 8.75%, 06/15/2022(a)	355,000	303,885
Teine Energy Ltd., 6.88%, 09/30/2022(a)	400,000	396,406
Tervita Corp., 7.63%, 12/01/2021(a)	700,000	554,970
TransAlta Corp., 4.50%, 11/15/2022	500,000	506,563
Videotron Ltd., 5.00%, 07/15/2022	513,000	538,965
		5,400,101
China-8.89%
CFLD Cayman Investment Ltd.
6.50%, 12/21/2020(a)	700,000	703,941
9.00%, 07/31/2021(a)	700,000	720,125
China Grand Automotive Services Ltd., 8.63%, 04/08/2022(a)	450,000	377,016
China South City Holdings Ltd.
11.88%, 03/27/2021(a)	200,000	199,250
6.75%, 09/13/2021(a)	600,000	555,002
11.50%, 02/12/2022(a)	500,000	472,649
7.25%, 11/20/2022(a)	400,000	328,509
Chongqing Hechuan City Construction Investment Group Co. Ltd., 6.30%, 07/18/2022(a)	200,000	203,369
Easy Tactic Ltd.
8.75%, 01/10/2021(a)	800,000	804,481
7.00%, 04/25/2021(a)	700,000	691,250
5.75%, 01/13/2022(a)	700,000	656,258
9.13%, 07/28/2022(a)	200,000	194,783
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021(a)	400,000	405,975
Fortune Star (BVI) Ltd., 5.38%, 12/05/2020(a)	800,000	802,998
Full Dragon (Hong Kong) International Development Ltd., 5.60%, 02/14/2021(a)	500,000	504,361
Gemdale Ever Prosperity Investment Ltd., 6.00%, 09/06/2021(a)	200,000	204,521
Gemstones International Ltd., 8.50%, 08/15/2020(a)	600,000	598,652
Greenland Global Investment Ltd.
4.85%, 08/17/2020(a)	700,000	697,586
5.25%, 02/12/2021(a)	500,000	499,371
Guangxi Liuzhou Dongcheng Investment Development Group Co. Ltd., 7.00%, 09/30/2022(a)	600,000	594,113
See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
China-(continued)
Hong Kong Red Star Macalline Universal Home Furnishings Ltd., 3.38%, 09/21/2022(a)	$400,000	$370,500
Huayuan Property Co. Ltd., 8.50%, 09/27/2021(a)	300,000	298,925
Jiangsu Nantong Sanjian International Co. Ltd., 7.80%, 10/26/2020(a)	500,000	372,630
New Metro Global Ltd.
6.50%, 04/23/2021(a)	700,000	706,166
7.13%, 05/23/2021(a)	500,000	505,596
6.50%, 05/20/2022(a)	200,000	203,394
RongXingDa Development BVI Ltd., 8.00%, 04/24/2022(a)	215,000	209,119
Scenery Journey Ltd.
11.00%, 11/06/2020(a)	800,000	807,000
9.00%, 03/06/2021(a)	200,000	200,750
Shangrao City Construction Investment Development Group Co. Ltd., 5.70%, 12/28/2020(a)	400,000	401,517
Tahoe Group Global (Co.,) Ltd., 7.88%, 01/17/2021(a)	900,000	351,000
Yancoal International Resources Development Co. Ltd., 6.00%, 11/29/2021(a)	600,000	613,505
Yango Justice International Ltd.
7.50%, 11/16/2020(a)	600,000	604,485
9.50%, 04/03/2021(a)	200,000	204,246
Yihua Overseas Investment Ltd., 8.50%, 10/23/2020(a)	500,000	51,250
Zhangzhou Jiulongjiang Group Co. Ltd., 5.60%, 09/10/2022(a)	400,000	398,072
Zhongrong International Resources Co. Ltd., 7.25%, 10/26/2020(a)	600,000	152,531
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/2022(a)	317,000	327,228
		16,992,124
Colombia-1.31%
Banco Davivienda S.A., 5.88%, 07/09/2022(a)	500,000	527,363
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	350,000	364,915
Banco GNB Sudameris S.A., 7.50%, 07/30/2022(a)	200,000	209,203
Bancolombia S.A., 5.13%, 09/11/2022	550,000	575,154
Colombia Telecomunicaciones S.A. ESP, 5.38%, 09/27/2022(a)	271,000	272,274
Grupo Aval Ltd., 4.75%, 09/26/2022(a)(b)	545,000	559,178
		2,508,087
Costa Rica-1.04%
Banco Nacional de Costa Rica, 5.88%, 04/25/2021(a)	400,000	404,954
Costa Rica Government International Bond, 10.00%, 08/01/2020(a)	600,000	600,000
Costa Rican Government International Bond, 4.25%, 01/26/2023(a)	500,000	479,822
Instituto Costarricense de Electricidad, 6.95%, 11/10/2021(a)	490,000	492,455
		1,977,231
	Principal Amount	Value
Croatia-0.39%
Croatia Government International Bond, 6.38%, 03/24/2021(a)	$400,000	$414,750
Hrvatska Elektroprivreda, 5.88%, 10/23/2022(a)	300,000	324,683
		739,433
Cyprus-0.08%
4finance S.A., 10.75%, 05/01/2022(a)	200,000	153,003
Denmark-0.24%
Welltec A/S, 9.50%, 12/01/2022(a)	500,000	455,000
Egypt-0.54%
Egypt Government International Bond
6.13%, 01/31/2022(a)	400,000	411,226
5.58%, 02/21/2023(a)	600,000	618,411
		1,029,637
Finland-0.11%
Nokia OYJ, 3.38%, 06/12/2022	200,000	207,123
Georgia-0.85%
Georgia Government International Bond, 6.88%, 04/12/2021(a)	500,000	513,070
Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021(a)	700,000	700,000
Georgian Railway JSC, 7.75%, 07/11/2022(a)	400,000	411,000
		1,624,070
Ghana-0.07%
Tullow Oil PLC, 6.25%, 04/15/2022(a)	200,000	140,563
Greece-0.22%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/2022(a)	1,000,000	413,125
Guatemala-0.39%
Guatemala Government Bond, 5.75%, 06/06/2022(a)	320,000	340,640
Industrial Senior Trust, 5.50%, 11/01/2022(a)	400,000	412,694
		753,334
Honduras-0.21%
Honduras Government International Bond, 8.75%, 12/16/2020(a)	400,000	407,640
India-2.15%
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	400,000	408,968
Delhi International Airport Ltd., 6.13%, 02/03/2022(a)	700,000	704,373
Greenko Dutch B.V., 4.88%, 07/24/2022(a)	200,000	202,250
IDBI Bank Ltd./GIFT-IFC, 4.25%, 11/30/2020(a)	700,000	702,800
JSW Steel Ltd., 5.25%, 04/13/2022(a)	200,000	200,021
Jubilant Pharma Ltd., 4.88%, 10/06/2021(a)	466,667	466,746
Muthoot Finance Ltd., 6.13%, 10/31/2022(a)	300,000	308,025
Reliance Communications Ltd., 6.50%, 11/06/2020(a)(c)(d)	400,000	26,000
ReNew Power Pvt Ltd., 6.45%, 09/27/2022(a)	400,000	409,550
Shriram Transport Finance Co. Ltd.
5.70%, 02/27/2022(a)	400,000	391,552
5.95%, 10/24/2022(a)	300,000	289,258
		4,109,543
Indonesia-2.35%
Alam Synergy Pte. Ltd., 6.63%, 04/24/2022(a)	400,000	185,343

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Indonesia-(continued)
Global Prime Capital Pte. Ltd., 7.25%, 04/26/2021(a)	$500,000	$505,610
Indika Energy Capital II Pte. Ltd., 6.88%, 04/10/2022(a)	400,000	396,939
Indo Energy Finance II B.V., 6.38%, 01/24/2023(a)	228,000	219,577
PT ABM Investama Tbk, 7.13%, 08/01/2022(a)	400,000	259,000
PT Bayan Resources Tbk, 6.13%, 01/24/2023(a)	600,000	577,404
PT Bukit Makmur Mandiri Utama, 7.75%, 02/13/2022(a)	700,000	577,530
PT Gajah Tunggal Tbk, 8.38%, 08/10/2022(a)	200,000	130,840
PT Japfa Comfeed Indonesia Tbk, 5.50%, 03/31/2022(a)	400,000	404,037
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/2023(a)	400,000	189,163
TBG Global Pte. Ltd., 5.25%, 02/10/2022(a)	700,000	705,395
TBLA International Pte. Ltd., 01/24/2023	400,000	343,626
		4,494,464
Israel-0.76%
Teva Pharmaceutical Finance Co. B.V.
2.95%, 12/18/2022	100,000	99,223
Series 2, 3.65%, 11/10/2021	400,000	403,126
Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/2021	200,000	201,455
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 07/21/2021	750,000	746,081
		1,449,885
Japan-0.24%
SoftBank Group Corp., 5.38%, 07/30/2022(a)	435,000	455,654
Jersey-0.09%
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/2022(a)	200,000	176,720
Kazakhstan-0.36%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 01/28/2021(a)	400,000	410,807
5.50%, 12/21/2022(a)	73,262	73,297
KazMunayGas National Co. JSC, 3.88%, 04/19/2022(a)	200,000	206,869
		690,973
Macau-0.35%
Studio City Co. Ltd., 7.25%, 11/30/2021(a)	650,000	662,392
Malaysia-0.08%
SD International Sukuk Ltd., 6.30%, 05/09/2022(a)	200,000	157,499
Mauritius Island-0.32%
Neerg Energy Ltd., 6.00%, 02/13/2022(a)	600,000	603,020
Mexico-0.81%
Alpha Holding S.A. de C.V., 10.00%, 12/19/2022(a)	200,000	174,002
BBVA Bancomer S.A.
6.50%, 03/10/2021(a)	200,000	205,655
6.75%, 09/30/2022(a)	300,000	324,626
Grupo Idesa S.A. de C.V., 7.88%, 12/18/2020(a)	700,000	397,250
Grupo Kaltex S.A. de C.V., 8.88%, 04/11/2022(a)	250,000	123,381
	Principal Amount	Value
Mexico-(continued)
Grupo Posadas S.A.B. de C.V., 7.88%, 06/30/2022(a)	$400,000	$176,290
Petroleos Mexicanos, 3.50%, 01/30/2023	150,000	145,370
		1,546,574
Mongolia-0.57%
Mongolia Government International Bond
10.88%, 04/06/2021(a)	730,000	763,945
5.13%, 12/05/2022(a)	326,000	329,272
		1,093,217
Namibia-0.32%
Namibia International Bonds, 5.50%, 11/03/2021(a)	600,000	602,805
Netherlands-0.26%
Samvardhana Motherson Automotive Systems Group B.V., 4.88%, 12/16/2021(a)	500,000	496,472
New Zealand-0.07%
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 05/01/2022(a)	150,000	136,652
Nigeria-1.05%
Access Bank PLC, 10.50%, 10/19/2021(a)	550,000	578,930
Fidelity Bank PLC, 10.50%, 10/16/2022(a)	300,000	316,699
Nigeria Government International Bond
6.75%, 01/28/2021(a)	700,000	712,425
5.63%, 06/27/2022	200,000	203,403
United Bank for Africa PLC, 7.75%, 06/08/2022(a)	200,000	199,348
		2,010,805
Norway-0.24%
Aker BP ASA, 6.00%, 07/01/2022(a)	450,000	458,883
Oman-0.73%
Bank Muscat SAOG, 3.75%, 05/03/2021(a)	200,000	200,526
Oman Government International Bond
3.63%, 06/15/2021(a)	499,000	497,728
3.88%, 03/08/2022(a)	200,000	198,412
Omani Government Bond, 4.13%, 01/17/2023(a)	500,000	492,672
		1,389,338
Pakistan-0.32%
Third Pakistan International Sukuk Co. Ltd. (The), 5.50%, 10/13/2021(a)	617,000	620,085
Panama-0.11%
AES Panama S.R.L., 6.00%, 06/25/2022(a)	200,000	202,502
Paraguay-0.15%
Paraguay Government International Bond, 4.63%, 01/25/2023(a)	270,000	290,250
Peru-0.83%
Hudbay Minerals, Inc., 7.25%, 01/15/2023(a)	500,000	508,073
San Miguel Industrias Pet S.A., 4.50%, 09/18/2022(a)	400,000	404,966
Volcan Cia Minera SAA, 5.38%, 02/02/2022(a)	700,000	677,939
		1,590,978
Russia-4.12%
Alfa Bank AO Via Alfa Bond Issuance PLC, 7.75%, 04/28/2021(a)	800,000	836,074
Borets Finance DAC, 6.50%, 04/07/2022(a)	200,000	201,840

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Russia-(continued)
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/2021(a)	$900,000	$931,887
5.55%, 02/14/2023(a)	500,000	513,545
Evraz PLC
8.25%, 01/28/2021(a)	500,000	517,685
6.75%, 01/31/2022(a)	400,000	428,692
GTLK Europe DAC, 5.95%, 07/19/2021(a)	530,000	546,185
Koks OAO Via Koks Finance DAC, 7.50%, 05/04/2022(a)	400,000	399,400
O1 Properties Finance PLC, 8.25%, 09/27/2021(a)	500,000	176,000
Petropavlovsk 2016 Ltd., 8.13%, 11/14/2022(a)	300,000	315,811
Polyus Finance PLC
4.70%, 03/28/2022(a)	200,000	208,813
5.25%, 02/07/2023(a)	200,000	215,100
Rusal Capital DAC, 5.13%, 02/02/2022(a)	400,000	405,500
Sberbank of Russia Via SB Capital S.A., 5.13%, 10/29/2022(a)	500,000	526,605
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/2021(a)	500,000	516,884
VTB Bank OJSC Via VTB Capital S.A.
6.55%, 10/13/2020(a)	600,000	607,202
6.95%, 10/17/2022(a)	500,000	532,750
		7,879,973
Saudi Arabia-0.11%
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 04/10/2022(a)	200,000	195,558
Valaris PLC, 4.88%, 06/01/2022	215,000	16,343
		211,901
Senegal-0.32%
Senegal Government International Bond, 8.75%, 05/13/2021(a)	600,000	620,126
Serbia-0.22%
Serbia International Bond, 7.25%, 09/28/2021(a)	400,000	426,364
Singapore-0.81%
Avation Capital S.A., 6.50%, 05/15/2021(a)	700,000	518,788
Marble II Pte. Ltd., 5.30%, 06/20/2022(a)	317,000	320,176
Yanlord Land (HK) Co. Ltd., 5.88%, 01/23/2022(a)	700,000	708,788
		1,547,752
South Africa-1.74%
Eskom Holdings SOC Ltd., 5.75%, 01/26/2021(a)	900,000	886,716
Gold Fields Orogen Holding (BVI) Ltd., 4.88%, 10/07/2020(a)	600,000	599,490
Liquid Telecommunications Financing Plc, 8.50%, 07/13/2022(a)	400,000	407,346
MTN Mauritius Investments Ltd., 5.37%, 02/13/2022(a)	400,000	410,540
Republic of South Africa Government International Bond, 5.88%, 05/30/2022	200,000	211,500
Stillwater Mining Co., 6.13%, 06/27/2022(a)	400,000	405,888
Transnet SOC Ltd., 4.00%, 07/26/2022(a)	400,000	397,858
		3,319,338
Spain-0.49%
Ajecorp B.V., 6.50%, 05/14/2022(a)	325,000	322,892
	Principal Amount	Value
Spain-(continued)
Atento Luxco 1 S.A., 6.13%, 08/10/2022(a)	$200,000	$187,000
Codere Finance 2 (Luxembourg) S.A., 7.63%, 11/01/2021(a)	700,000	433,300
		943,192
Sri Lanka-1.12%
Sri Lanka Government International Bond
6.25%, 10/04/2020(a)	700,000	686,000
6.25%, 07/27/2021(a)	900,000	830,250
5.75%, 01/18/2022(a)	520,000	455,514
5.88%, 07/25/2022(a)	200,000	171,006
		2,142,770
Supranational-0.11%
Eastern & Southern African Trade & Development Bank, 5.38%, 03/14/2022(a)	200,000	203,241
Sweden-0.25%
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/2022	450,000	477,763
Tanzania-0.17%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/2022	300,000	318,701
Turkey-7.15%
Akbank T.A.S., 5.00%, 10/24/2022(a)	500,000	490,796
Global Liman Isletmeleri A.S., 8.13%, 11/14/2021(a)	700,000	505,750
Hazine Mustesarligi Varlik Kiralama A.S.
4.25%, 06/08/2021(a)	900,000	896,342
5.80%, 02/21/2022(a)	400,000	401,629
KT Kira Sertifikalari Varlik Kiralama A.S., 5.14%, 11/02/2021(a)	700,000	698,439
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	500,000	495,115
QNB Finansbank A.S., 4.88%, 05/19/2022(a)	200,000	197,206
T.C. Ziraat Bankasi A.S.
4.75%, 04/29/2021(a)	400,000	399,532
5.13%, 05/03/2022(a)	200,000	194,662
Turkey Government International Bond
5.63%, 03/30/2021	400,000	402,199
5.13%, 03/25/2022	200,000	196,934
6.25%, 09/26/2022	300,000	298,840
Turkiye Garanti Bankasi A.S.
6.25%, 04/20/2021(a)	400,000	404,350
5.25%, 09/13/2022(a)	300,000	296,770
Turkiye Halk Bankasi A.S.
4.75%, 02/11/2021(a)	910,000	902,309
5.00%, 07/13/2021(a)	400,000	394,588
Turkiye Ihracat Kredi Bankasi A.S.
5.38%, 02/08/2021(a)	700,000	702,779
5.00%, 09/23/2021(a)	700,000	696,829
4.25%, 09/18/2022(a)	350,000	332,388
Turkiye Is Bankasi A.S.
5.00%, 06/25/2021(a)	700,000	699,552
5.38%, 10/06/2021(a)	600,000	598,152
5.50%, 04/21/2022(a)	200,000	197,132
6.00%, 10/24/2022(a)	400,000	391,265
Turkiye Sinai Kalkinma Bankasi A.S., 4.88%, 05/18/2021(a)	700,000	696,348
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(a)	400,000	399,200
5.63%, 05/30/2022(a)	200,000	196,952

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
6.00%, 11/01/2022(a)	$400,000	$388,194
5.75%, 01/30/2023(a)	500,000	482,718
Yapi ve Kredi Bankasi A.S., 5.75%, 02/24/2022(a)	700,000	696,281
		13,653,251
Ukraine-1.42%
Kernel Holding S.A., 8.75%, 01/31/2022(a)	700,000	724,927
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.38%, 07/19/2022(a)	200,000	199,106
Ukraine Government International Bond
7.75%, 09/01/2020(a)	700,000	700,517
7.75%, 09/01/2021(a)	750,000	775,237
7.75%, 09/01/2022(a)	300,000	313,076
		2,712,863
United Arab Emirates-1.00%
Alpha Star Holding III Ltd., 6.25%, 04/20/2022(a)	200,000	186,192
DAE Funding LLC
4.00%, 08/01/2020(a)	650,000	650,000
5.25%, 11/15/2021(a)	600,000	603,000
4.50%, 08/01/2022(a)	200,000	197,055
EA Partners I B.V., 6.88%, 09/28/2020(a)	650,000	273,340
		1,909,587
United Kingdom-0.45%
Avon International Capital PLC, 6.50%, 08/15/2022(a)	150,000	149,684
Avon International Operations, Inc., 7.88%, 08/15/2022(a)	400,000	399,246
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)	150,000	141,467
Mclaren Finance PLC, 5.75%, 08/01/2022(a)	200,000	172,000
		862,397
United States-35.54%
24 Hour Fitness Worldwide, Inc., 8.00%, 06/01/2022(a)	150,000	375
Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	400,000	407,334
ADT Security Corp. (The)
6.25%, 10/15/2021	419,000	440,903
3.50%, 07/15/2022	200,000	205,843
Advanced Micro Devices, Inc., 7.50%, 08/15/2022	290,000	324,369
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(a)	500,000	511,750
Ally Financial, Inc., 7.50%, 09/15/2020	520,000	523,800
AMC Networks, Inc., 4.75%, 12/15/2022	442,000	446,851
Antero Resources Corp.
5.38%, 11/01/2021(b)	600,000	576,492
5.13%, 12/01/2022(b)	300,000	240,668
APX Group, Inc., 7.88%, 12/01/2022	393,000	397,172
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(a)	365,000	302,828
Ashland LLC, 4.75%, 08/15/2022	200,000	210,125
Ball Corp., 5.00%, 03/15/2022	200,000	209,945
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/2022(a)	400,000	398,110
	Principal Amount	Value
United States-(continued)
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	$586,000	$593,920
Carpenter Technology Corp.
5.20%, 07/15/2021	200,000	205,937
4.45%, 03/01/2023	200,000	205,550
Centene Corp., 4.75%, 05/15/2022	282,000	287,209
CenturyLink, Inc.
Series S, 6.45%, 06/15/2021	666,000	690,808
Series T, 5.80%, 03/15/2022	200,000	209,945
CIT Group, Inc.
4.13%, 03/09/2021	400,000	402,410
5.00%, 08/15/2022	420,000	434,297
CITGO Petroleum Corp., 6.25%, 08/15/2022(a)	200,000	201,563
Clearwater Paper Corp., 4.50%, 02/01/2023(b)	200,000	201,765
CNX Resources Corp., 5.88%, 04/15/2022	178,000	176,776
Cogent Communications Group, Inc., 5.38%, 03/01/2022(a)	215,000	224,893
Community Health Systems, Inc., 6.25%, 03/31/2023	100,000	100,875
Consolidated Communications, Inc., 6.50%, 10/01/2022(b)	295,000	288,916
Continental Resources, Inc., 5.00%, 09/15/2022	508,000	508,508
CoreCivic, Inc., 5.00%, 10/15/2022	400,000	391,594
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	473,000	500,734
CSC Holdings LLC
6.75%, 11/15/2021	514,000	546,287
5.88%, 09/15/2022	350,000	377,799
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.25%, 08/15/2022	200,000	140,000
DBP Holding Corp., 7.75%, 10/15/2020(a)(c)(d)(e)	100,000	738
DCP Midstream Operating L.P.
4.75%, 09/30/2021(a)	400,000	408,686
4.95%, 04/01/2022	200,000	204,453
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(a)	388,000	388,970
Dell, Inc., 4.63%, 04/01/2021(b)	464,000	471,598
Delta Air Lines, Inc., 3.40%, 04/19/2021	500,000	498,394
Denbury Resources, Inc.
9.00%, 05/15/2021(a)	535,000	227,206
9.25%, 03/31/2022(a)	200,000	85,203
DISH DBS Corp.
6.75%, 06/01/2021	500,000	518,000
5.88%, 07/15/2022	287,000	302,355
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/2021(a)	300,000	291,914
Edgewell Personal Care Co., 4.70%, 05/24/2022	200,000	211,123
Energen Corp., 4.63%, 09/01/2021	525,000	529,218
EQT Corp.
4.88%, 11/15/2021	500,000	507,812
3.00%, 10/01/2022(b)	593,000	590,287
Ferrellgas L.P./Ferrellgas Finance Corp.
6.50%, 05/01/2021	500,000	434,313
6.75%, 01/15/2022	600,000	519,609
Ford Motor Co., 8.50%, 04/21/2023	275,000	305,689

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
United States-(continued)
Ford Motor Credit Co. LLC
3.81%, 10/12/2021	$200,000	$202,548
5.60%, 01/07/2022	200,000	208,185
FTS International, Inc., 6.25%, 05/01/2022	200,000	58,500
GameStop Corp., 6.75%, 03/15/2021(a)	715,000	617,134
Genworth Holdings, Inc.
7.20%, 02/15/2021	511,000	511,575
7.63%, 09/24/2021(b)	650,000	653,455
Goodman Networks, Inc., 8.00%, 05/11/2022(f)	98,659	20,595
Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/2020	681,000	684,548
Graphic Packaging International LLC
4.75%, 04/15/2021	375,000	380,625
4.88%, 11/15/2022	255,000	266,096
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	400,000	416,438
Group 1 Automotive, Inc., 5.00%, 06/01/2022	500,000	497,808
Guitar Center, Inc.
9.50%, 10/15/2021(a)	800,000	565,012
13.00%, 04/15/2022(a)(g)	479,089	201,217
13.00%, 04/15/2022(a)(g)	5,621	4,589
HC2 Holdings, Inc., 11.50%, 12/01/2021(a)	291,000	275,177
Hertz Corp. (The)
7.63%, 06/01/2022(a)(c)(d)	74,000	65,697
6.25%, 10/17/2022(c)(d)	398,000	158,450
HighPoint Operating Corp., 7.00%, 10/15/2022	400,000	101,406
Hornbeck Offshore Services, Inc.
5.00%, 03/01/2021	700,000	22,750
Second Lien Term Loan, 9.50%, 02/07/2025	589,900	50,142
Howmet Aerospace, Inc.
5.40%, 04/15/2021	227,000	230,756
5.87%, 02/23/2022	440,000	467,798
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	400,000	420,500
Huntsman International LLC, 5.13%, 11/15/2022	497,000	529,569
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 02/01/2022	400,000	409,010
Immucor, Inc., 11.13%, 02/15/2022(a)	500,000	501,500
Ingram Micro, Inc., 5.00%, 08/10/2022	500,000	508,008
International Game Technology PLC, 6.25%, 02/15/2022(a)	400,000	418,934
iStar, Inc., 5.25%, 09/15/2022	500,000	501,757
JBS Investments GmbH, 6.25%, 02/05/2023(a)	250,000	252,750
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/2022(a)	500,000	515,900
KB Home
7.00%, 12/15/2021	400,000	420,450
7.50%, 09/15/2022	359,000	394,367
Kraft Heinz Foods Co. (The)
3.50%, 06/06/2022	398,000	420,894
3.50%, 07/15/2022	340,000	356,059
L Brands, Inc.
6.63%, 04/01/2021	477,000	495,424
5.63%, 02/15/2022	400,000	410,110
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 08/01/2021(a)	465,000	464,361
	Principal Amount	Value
United States-(continued)
Leidos Holdings, Inc., 4.45%, 12/01/2020	$523,000	$525,157
Lennar Corp.
2.95%, 11/29/2020	158,000	157,919
8.38%, 01/15/2021	500,000	516,812
4.75%, 04/01/2021	500,000	507,387
6.25%, 12/15/2021	525,000	547,231
4.13%, 01/15/2022	500,000	512,987
4.75%, 11/15/2022	400,000	422,890
Level 3 Financing, Inc., 5.63%, 02/01/2023	132,000	132,966
Mack-Cali Realty L.P., 4.50%, 04/18/2022	200,000	194,873
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 02/15/2021	650,000	520,894
Meritage Homes Corp., 7.00%, 04/01/2022	200,000	216,463
MGM Resorts International, 7.75%, 03/15/2022	594,000	632,981
Microchip Technology, Inc., 3.92%, 06/01/2021	360,000	368,611
Molina Healthcare, Inc., 5.38%, 11/15/2022	400,000	420,890
Murphy Oil Corp., 4.00%, 06/01/2022	200,000	196,003
Navient Corp.
5.00%, 10/26/2020	698,000	704,317
5.88%, 03/25/2021	500,000	509,007
6.63%, 07/26/2021	548,000	563,070
7.25%, 01/25/2022	500,000	526,112
6.50%, 06/15/2022	200,000	209,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/2021(a)	650,000	395,080
NCR Corp., 5.00%, 07/15/2022	319,000	320,297
Netflix, Inc.
5.38%, 02/01/2021	500,000	511,220
5.50%, 02/15/2022	500,000	529,687
New Home Co., Inc. (The), 7.25%, 04/01/2022	393,000	372,766
Newell Brands, Inc.
4.70%, 08/15/2020	350,000	351,925
4.00%, 06/15/2022	400,000	414,000
NGPL PipeCo. LLC, 4.38%, 08/15/2022(a)	440,000	456,633
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/2022(a)	200,000	201,080
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(a)	500,000	6,875
NortonLifeLock, Inc.
4.20%, 09/15/2020	515,000	516,416
3.95%, 06/15/2022	536,000	555,430
NuStar Logistics L.P.
4.80%, 09/01/2020	500,000	499,305
6.75%, 02/01/2021	400,000	406,550
4.75%, 02/01/2022	662,000	661,017
Oasis Petroleum, Inc., 6.88%, 03/15/2022	200,000	37,695
Occidental Petroleum Corp., 2.60%, 08/13/2021	100,000	98,938
Omnimax International, Inc., 12.00%, 08/15/2020(a)	400,000	330,444
OneMain Finance Corp.
7.75%, 10/01/2021	480,000	507,492
6.13%, 05/15/2022	200,000	211,125
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/2022(a)	90,000	90,425
Peabody Energy Corp., 6.00%, 03/31/2022(a)	200,000	131,625

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount	Value
United States-(continued)
Penske Automotive Group, Inc.
3.75%, 08/15/2020	$454,000	$455,639
5.75%, 10/01/2022	500,000	507,512
PetroQuest Energy, Inc., 10.00%, 02/15/2024(g)	23,509	21,361
PulteGroup, Inc., 4.25%, 03/01/2021	500,000	506,812
Pyxus International, Inc.
8.50%, 04/15/2021(a)	500,000	482,500
9.88%, 07/15/2021	500,000	32,500
QEP Resources, Inc.
6.88%, 03/01/2021(b)	550,000	538,244
5.38%, 10/01/2022	400,000	321,406
QVC, Inc., 5.13%, 07/02/2022	180,000	188,100
Qwest Corp., 6.75%, 12/01/2021	500,000	533,732
Range Resources Corp., 5.00%, 08/15/2022	600,000	577,875
Revlon Consumer Products Corp., 5.75%, 02/15/2021(b)	636,000	205,310
SBA Communications Corp., 4.00%, 10/01/2022	435,000	441,858
Sealed Air Corp., 4.88%, 12/01/2022(a)	55,000	57,806
Sirius XM Radio, Inc., 3.88%, 08/01/2022(a)	200,000	204,000
SM Energy Co., 6.13%, 11/15/2022	400,000	297,406
Sprint Communications, Inc.
7.00%, 08/15/2020	606,000	607,903
11.50%, 11/15/2021	600,000	675,165
6.00%, 11/15/2022	400,000	432,944
Sprint Corp., 7.25%, 09/15/2021	650,000	687,375
Starwood Property Trust, Inc.
3.63%, 02/01/2021	725,000	718,566
5.00%, 12/15/2021	500,000	506,717
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/2022	500,000	326,758
Sunoco L.P./Sunoco Finance Corp., 4.88%, 01/15/2023	500,000	509,947
TEGNA, Inc., 4.88%, 09/15/2021(a)	500,000	501,408
Tenet Healthcare Corp., 8.13%, 04/01/2022	370,000	399,138
TerraForm Power Operating LLC, 4.25%, 01/31/2023(a)	500,000	525,400
T-Mobile USA, Inc., 4.00%, 04/15/2022	402,000	422,002
Toll Brothers Finance Corp., 5.88%, 02/15/2022	450,000	471,094
TreeHouse Foods, Inc., 4.88%, 03/15/2022	590,000	592,664
Triumph Group, Inc., 5.25%, 06/01/2022	400,000	326,594
TRU Taj LLC, 0.00%, 08/15/2021(e)(h)	48,000	6,584
Tupperware Brands Corp., 4.75%, 06/01/2021(b)	200,000	186,750
Unit Corp., 6.63%, 05/15/2021(c)(d)	300,000	42,095
United Airlines Holdings, Inc.
6.00%, 12/01/2020(b)	564,000	564,634
4.25%, 10/01/2022	400,000	357,626
Urban One, Inc., 7.38%, 04/15/2022(a)	200,000	178,203
Vericast Corp.
9.25%, 03/01/2021(a)	500,000	504,687
8.38%, 08/15/2022(a)	350,000	287,355
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/2021(a)	500,000	366,813
WESCO Distribution, Inc., 5.38%, 12/15/2021	399,000	402,505
Wyndham Destinations, Inc.
5.63%, 03/01/2021	538,000	537,260
4.25%, 03/01/2022	200,000	199,123
	Principal Amount	Value
United States-(continued)
Xerox Corp.
3.50%, 08/20/2020	$480,000	$481,133
2.75%, 09/01/2020	500,000	501,180
4.50%, 05/15/2021	500,000	511,137
4.07%, 03/17/2022	200,000	205,703
XPO Logistics, Inc., 6.50%, 06/15/2022(a)	150,000	150,709
Yum! Brands, Inc.
3.88%, 11/01/2020	680,000	683,135
3.75%, 11/01/2021	600,000	612,675
		67,909,151
Zambia-0.52%
First Quantum Minerals Ltd.
7.25%, 05/15/2022(a)	200,000	199,945
7.25%, 04/01/2023(a)	500,000	502,988
Zambia Government International Bond, 5.38%, 09/20/2022(a)	500,000	283,244
		986,177
Total U.S. Dollar Denominated Bonds & Notes (Cost $190,809,878)		179,712,344
	Shares
Common Stocks & Other Equity Interests-0.19%
United States-0.19%
American Energy- Permian Basin LLC, Wts., expiring October 16, 2024(e)(i)	500	0
Goodman Networks, Inc.(e)(f)(i)	6,207	0
Guitar Center Holdings, Inc., Wts., expiring 04/16/2025(e)(i)	1,189	0
Hexion Holdings Corp., Class B(i)	22,970	152,750
PetroQuest Energy, Inc.(i)	2,367	1,302
PHI Group, Inc.(e)(i)	23,470	146,921
Premier Brands Group Holdings LLC(i)(j)	3,222	20,943
Premier Brands Group Holdings LLC, Wts., expiring 03/21/2024(i)(j)	10,096	3,281
Remington Outdoor Co., Inc.(i)	4,449	11,123
Remington Outdoor Co., Inc., Wts., expiring 06/30/2022(e)(i)	4,487	0
TRU Taj LLC/TRU Taj Finance, Inc.(e)(i)	2,156	30,055
Total Common Stocks & Other Equity Interests (Cost $641,939)		366,375

Preferred Stocks-0.00%
Goodman Networks, Inc., Series A-1, Pfd., 0.00%(e)(f) (Cost $0)	7,385	0
Money Market Funds-2.40%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(k)(l) (Cost $4,588,291)	4,588,291	4,588,291
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.64% (Cost $196,040,108)		184,667,010

See accompanying notes which are an integral part of this schedule.

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.44%
Invesco Private Government Fund, 0.06%(k)(l)(m)	2,064,074	$2,064,074
Invesco Private Prime Fund, 0.15%(k)(l)(m)	687,887	688,025
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,752,075)		2,752,099
TOTAL INVESTMENTS IN SECURITIES-98.08% (Cost $198,792,183)		187,419,109
OTHER ASSETS LESS LIABILITIES-1.92%		3,660,980
NET ASSETS-100.00%		$191,080,089
Investment Abbreviations:
Pfd.-Preferred
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $115,583,415, which represented 60.49% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2020 was $292,980, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Acquired as part of the Goodman Networks, Inc. reorganization.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(i)	Non-income producing security.
(j)	Acquired as part of the Nine West Holding, Inc. reorganization.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$13,626,659	$59,720,215	$(68,758,583)	$-	$-	$4,588,291	$37,361
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	3,425,847	13,367,964	(16,793,811)	-	-	-	20,072
Invesco Liquid Assets Portfolio, Institutional Class	1,141,882	4,648,317	(5,789,390)	(64)	(745)	-	7,829
Invesco Private Government Fund	-	10,437,450	(8,373,376)	-	-	2,064,074	273
Invesco Private Prime Fund	-	1,809,405	(1,121,485)	24	81	688,025	149
Total	$18,194,388	$89,983,351	$(100,836,645)	$(40)	$(664)	$7,340,390	$65,684

(l)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
July 31, 2020
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.78%(a)
Australia-1.34%
APT Pipelines Ltd., 3.50%, 03/22/2030(b)	GBP	200,000	$298,342
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR	100,000	124,627
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	250,000	493,884
Glencore Finance (Europe) Ltd.
1.88%, 09/13/2023(b)	EUR	100,000	121,883
3.13%, 03/26/2026(b)	GBP	100,000	138,623
National Australia Bank Ltd.
1.25%, 05/18/2026(b)	EUR	100,000	127,077
1.38%, 08/30/2028(b)	EUR	100,000	131,075
Telstra Corp. Ltd., 2.50%, 09/15/2023	EUR	150,000	191,229
			1,626,740
Belgium-2.76%
Anheuser-Busch InBev S.A./N.V.
0.88%, 03/17/2022(b)	EUR	200,000	240,295
1.50%, 03/17/2025(b)	EUR	200,000	252,980
4.00%, 09/24/2025(b)	GBP	100,000	151,585
2.70%, 03/31/2026(b)	EUR	100,000	135,479
1.15%, 01/22/2027(b)	EUR	200,000	247,921
1.13%, 07/01/2027(b)	EUR	100,000	124,299
2.00%, 03/17/2028(b)	EUR	300,000	394,199
2.25%, 05/24/2029(b)	GBP	200,000	278,697
1.50%, 04/18/2030(b)	EUR	100,000	127,635
2.88%, 04/02/2032(b)	EUR	200,000	281,748
2.75%, 03/17/2036(b)	EUR	200,000	278,120
2.85%, 05/25/2037(b)	GBP	250,000	362,637
3.70%, 04/02/2040(b)	EUR	150,000	227,067
KBC Group N.V., 0.75%, 03/01/2022(b)	EUR	200,000	239,513
			3,342,175
Canada-16.23%
Bank of Montreal
2.12%, 03/16/2022	CAD	450,000	344,214
2.27%, 07/11/2022	CAD	550,000	424,040
2.89%, 06/20/2023	CAD	600,000	474,826
2.85%, 03/06/2024	CAD	500,000	396,842
2.28%, 07/29/2024	CAD	500,000	390,907
2.37%, 02/03/2025	CAD	450,000	353,234
3.19%, 03/01/2028	CAD	600,000	513,707
Bank of Nova Scotia (The)
2.98%, 04/17/2023	CAD	700,000	554,999
2.38%, 05/01/2023	CAD	900,000	697,136
2.29%, 06/28/2024	CAD	650,000	511,872
2.49%, 09/23/2024	CAD	450,000	354,433
2.16%, 02/03/2025	CAD	500,000	389,907
2.62%, 12/02/2026	CAD	400,000	326,820
3.10%, 02/02/2028	CAD	200,000	170,099
Bell Canada, Inc.
2.70%, 02/27/2024	CAD	200,000	157,169
3.80%, 08/21/2028	CAD	300,000	257,787
2.50%, 05/14/2030	CAD	250,000	197,279
3.50%, 09/30/2050	CAD	350,000	287,920
Series M-26, 3.35%, 03/22/2023	CAD	200,000	158,361
Canadian Imperial Bank of Commerce
2.04%, 03/21/2022	CAD	300,000	229,236
2.30%, 07/11/2022	CAD	500,000	385,327
2.47%, 12/05/2022	CAD	400,000	311,083
2.97%, 07/11/2023	CAD	400,000	318,432
3.29%, 01/15/2024	CAD	400,000	321,257
	Principal Amount		Value
Canada-(continued)
2.35%, 08/28/2024	CAD	400,000	$313,203
3.30%, 05/26/2025	CAD	550,000	456,256
Canadian Natural Resources Ltd., 3.31%, 02/11/2022	CAD	300,000	230,907
Enbridge, Inc., 2.99%, 10/03/2029	CAD	300,000	239,767
Federation des Caisses Desjardins du Quebec, 2.42%, 10/04/2024	CAD	300,000	235,608
HSBC Bank Canada
2.91%, 09/29/2021	CAD	300,000	229,259
2.17%, 06/29/2022	CAD	300,000	229,274
2.25%, 09/15/2022	CAD	250,000	191,200
3.25%, 09/15/2023	CAD	300,000	237,955
National Bank of Canada
2.98%, 03/04/2024	CAD	300,000	239,124
2.55%, 07/12/2024	CAD	300,000	236,647
Ontario Teachers’ Finance Trust, 0.50%, 05/06/2025(b)	EUR	150,000	181,918
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	400,000	337,574
3.25%, 05/01/2029	CAD	300,000	249,893
Royal Bank of Canada
2.95%, 05/01/2023	CAD	600,000	475,592
3.30%, 09/26/2023	CAD	500,000	399,959
2.33%, 12/05/2023	CAD	400,000	311,663
2.35%, 07/02/2024	CAD	500,000	392,202
2.61%, 11/01/2024	CAD	600,000	476,058
1.94%, 05/01/2025	CAD	400,000	310,167
2.33%, 01/28/2027	CAD	650,000	513,832
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD	400,000	436,261
Suncor Energy, Inc., 5.00%, 04/09/2030	CAD	400,000	360,478
TELUS Corp.
2.35%, 03/28/2022	CAD	300,000	228,936
3.35%, 04/01/2024	CAD	250,000	200,510
Series CY, 3.30%, 05/02/2029	CAD	200,000	166,534
Thomson Reuters Corp., 2.24%, 05/14/2025	CAD	350,000	270,758
Toronto-Dominion Bank (The)
1.91%, 07/18/2023	CAD	450,000	347,966
2.85%, 03/08/2024	CAD	600,000	477,962
0.38%, 04/25/2024(b)	EUR	100,000	119,549
3.23%, 07/24/2024	CAD	450,000	367,586
2.50%, 12/02/2024	CAD	500,000	396,245
1.94%, 03/13/2025	CAD	500,000	388,436
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	500,000	418,712
4.18%, 07/03/2048(b)	CAD	300,000	255,991
4.34%, 10/15/2049	CAD	200,000	175,676
			19,626,545
China-0.22%
Industrial & Commercial Bank of China Ltd., 1.50%, 07/31/2022(b)	GBP	200,000	265,230
Denmark-1.19%
Carlsberg Breweries A/S, 2.50%, 05/28/2024(b)	EUR	100,000	128,374
Danske Bank A/S
1.38%, 05/24/2022(b)	EUR	200,000	240,858
0.88%, 05/22/2023(b)	EUR	200,000	238,317
0.75%, 06/02/2023(b)	EUR	100,000	120,978
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount		Value
Denmark-(continued)
Orsted A/S
4.88%, 01/12/2032(b)	GBP	200,000	$369,425
5.75%, 04/09/2040(b)	GBP	150,000	340,690
			1,438,642
Finland-0.66%
Fortum OYJ, 2.25%, 09/06/2022(b)	EUR	150,000	185,327
Nordea Bank Abp
1.00%, 02/22/2023(b)	EUR	200,000	243,803
1.13%, 02/12/2025(b)	EUR	200,000	250,593
OP Corporate Bank plc, 0.50%, 08/12/2025(b)	EUR	100,000	120,869
			800,592
France-18.03%
Action Logement Services, 0.50%, 10/30/2034(b)	EUR	100,000	121,788
Air Liquide Finance S.A., 1.25%, 06/13/2028(b)	EUR	100,000	130,116
Airbus SE
1.38%, 06/09/2026(b)	EUR	100,000	121,963
1.63%, 06/09/2030(b)	EUR	100,000	121,349
2.38%, 04/07/2032(b)	EUR	100,000	130,408
Auchan Holding S.A.
2.38%, 04/25/2025(b)	EUR	100,000	119,538
2.88%, 01/29/2026(b)	EUR	100,000	120,768
Autoroutes du Sud de la France S.A., 1.25%, 01/18/2027(b)	EUR	200,000	254,653
Banque Federative du Credit Mutuel S.A.
0.50%, 11/16/2022(b)	EUR	200,000	239,824
0.75%, 06/15/2023(b)	EUR	200,000	242,197
2.63%, 03/18/2024(b)	EUR	200,000	259,334
3.00%, 05/21/2024(b)	EUR	200,000	255,825
1.25%, 01/14/2025(b)	EUR	300,000	374,759
3.00%, 09/11/2025(b)	EUR	100,000	130,810
1.25%, 12/05/2025(b)	GBP	200,000	269,387
2.38%, 03/24/2026(b)	EUR	100,000	126,369
1.25%, 05/26/2027(b)	EUR	200,000	255,904
0.75%, 01/17/2030(b)	EUR	100,000	119,927
BNP Paribas S.A.
2.88%, 09/26/2023(b)	EUR	200,000	259,077
1.13%, 10/10/2023(b)	EUR	100,000	121,548
2.38%, 05/20/2024(b)	EUR	100,000	129,628
2.38%, 02/17/2025(b)	EUR	100,000	126,061
1.50%, 11/17/2025(b)	EUR	100,000	125,010
3.38%, 01/23/2026(b)	GBP	300,000	435,692
1.63%, 02/23/2026(b)	EUR	100,000	130,386
1.13%, 06/11/2026(b)	EUR	100,000	122,327
0.13%, 09/04/2026(b)	EUR	100,000	115,388
1.88%, 12/14/2027(b)	GBP	200,000	269,363
1.50%, 05/25/2028(b)	EUR	100,000	132,792
BPCE S.A.
1.13%, 01/18/2023(b)	EUR	100,000	120,804
4.63%, 07/18/2023(b)	EUR	100,000	132,450
0.88%, 01/31/2024(b)	EUR	200,000	241,129
1.00%, 07/15/2024(b)	EUR	100,000	123,016
0.63%, 09/26/2024(b)	EUR	200,000	239,022
0.63%, 04/28/2025(b)	EUR	100,000	121,254
0.25%, 01/15/2026(b)	EUR	200,000	237,852
1.00%, 10/05/2028(b)	EUR	100,000	126,835
5.25%, 04/16/2029(b)	GBP	200,000	330,744
	Principal Amount		Value
France-(continued)
Capgemini SE
2.50%, 07/01/2023(b)	EUR	100,000	$126,044
2.00%, 04/15/2029(b)	EUR	100,000	131,214
2.38%, 04/15/2032(b)	EUR	100,000	135,424
Carrefour S.A., 1.75%, 07/15/2022(b)	EUR	200,000	243,716
Cie de Saint-Gobain, 1.88%, 03/15/2031(b)	EUR	100,000	131,850
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	100,000	137,828
CNP Assurances, 1.88%, 10/20/2022(b)	EUR	100,000	121,536
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	256,507
2.13%, 07/29/2032(b)	EUR	200,000	273,952
Credit Agricole S.A.
2.38%, 05/20/2024(b)	EUR	200,000	258,960
1.38%, 03/13/2025(b)	EUR	100,000	123,930
2.70%, 07/15/2025	EUR	100,000	125,883
3.13%, 02/05/2026(b)	EUR	200,000	278,097
1.25%, 04/14/2026(b)	EUR	200,000	253,826
1.88%, 12/20/2026(b)	EUR	200,000	257,569
2.63%, 03/17/2027(b)	EUR	300,000	389,692
1.38%, 05/03/2027(b)	EUR	100,000	128,923
1.75%, 03/05/2029(b)	EUR	200,000	259,748
2.00%, 03/25/2029(b)	EUR	100,000	125,717
0.88%, 01/14/2032(b)	EUR	200,000	240,546
Danone S.A.
0.71%, 11/03/2024(b)	EUR	100,000	122,715
1.21%, 11/03/2028(b)	EUR	200,000	260,910
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	200,000	239,326
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	200,000	268,653
7.00%, 10/30/2028	GBP	100,000	194,816
5.00%, 10/01/2060(b)	GBP	300,000	779,039
EssilorLuxottica S.A.
0.38%, 01/05/2026(b)	EUR	100,000	119,964
0.38%, 11/27/2027(b)	EUR	200,000	240,103
0.75%, 11/27/2031(b)	EUR	200,000	244,530
Holding d’Infrastructures de Transport S.A.S.U., 4.88%, 10/27/2021(b)	EUR	200,000	248,893
HSBC France S.A.
0.60%, 03/20/2023(b)	EUR	200,000	240,895
0.25%, 05/17/2024(b)	EUR	100,000	119,438
0.10%, 09/03/2027(b)	EUR	100,000	116,629
LVMH Moet Hennessy Louis Vuitton SE
0.75%, 05/26/2024(b)	EUR	200,000	243,792
1.13%, 02/11/2027(b)	GBP	300,000	400,010
0.13%, 02/11/2028(b)	EUR	200,000	236,563
0.38%, 02/11/2031(b)	EUR	200,000	237,809
Orange S.A.
1.38%, 03/20/2028(b)	EUR	100,000	128,331
8.13%, 11/20/2028(b)	GBP	100,000	203,440
2.00%, 01/15/2029(b)	EUR	100,000	135,111
1.38%, 01/16/2030(b)	EUR	100,000	130,215
1.88%, 09/12/2030(b)	EUR	100,000	136,088
3.25%, 01/15/2032(b)	GBP	200,000	312,756
0.50%, 09/04/2032(b)	EUR	100,000	117,071
8.13%, 01/28/2033	EUR	100,000	220,474
5.63%, 01/23/2034	GBP	150,000	295,214
5.38%, 11/22/2050(b)	GBP	200,000	465,439
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	200,000	261,804
Peugeot S.A., 2.75%, 05/15/2026(b)	EUR	100,000	123,873

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount		Value
France-(continued)
RTE Reseau de Transport d’Electricite SADIR, 1.63%, 11/27/2025(b)	EUR	100,000	$128,280
Sanofi
1.00%, 04/01/2025(b)	EUR	100,000	124,154
1.75%, 09/10/2026(b)	EUR	200,000	262,553
0.50%, 01/13/2027(b)	EUR	100,000	122,537
Series 12 FX, 1.38%, 03/21/2030(b)	EUR	200,000	265,111
Series 20FX, 1.88%, 03/21/2038(b)	EUR	100,000	145,807
Series 8FXD, 1.00%, 03/21/2026(b)	EUR	100,000	125,641
Societe Generale S.A.
1.00%, 04/01/2022(b)	EUR	100,000	119,806
0.75%, 05/26/2023(b)	EUR	100,000	120,797
1.25%, 02/15/2024(b)	EUR	200,000	242,052
1.13%, 01/23/2025(b)	EUR	100,000	120,960
2.63%, 02/27/2025(b)	EUR	100,000	127,638
0.13%, 02/24/2026(b)	EUR	100,000	118,093
0.75%, 01/25/2027(b)	EUR	100,000	117,613
2.13%, 09/27/2028(b)	EUR	100,000	129,937
1.75%, 03/22/2029(b)	EUR	100,000	126,667
Total Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	200,000	276,078
Total Capital International S.A.
1.49%, 04/08/2027(b)	EUR	100,000	128,329
0.75%, 07/12/2028(b)	EUR	200,000	246,393
1.99%, 04/08/2032(b)	EUR	200,000	273,682
Veolia Environnement S.A., 6.13%, 10/29/2037	GBP	150,000	336,373
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	100,000	135,799
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP	100,000	131,046
			21,805,506
Germany-13.13%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	200,000	427,868
BASF SE, 0.25%, 06/05/2027(b)	EUR	200,000	239,392
Bayer AG
0.75%, 01/06/2027(b)	EUR	200,000	237,472
1.13%, 01/06/2030(b)	EUR	200,000	239,024
Bayer Capital Corp. B.V.
0.63%, 12/15/2022(b)	EUR	100,000	119,924
1.50%, 06/26/2026(b)	EUR	200,000	249,392
2.13%, 12/15/2029(b)	EUR	100,000	131,111
BMW Finance N.V.
0.38%, 07/10/2023(b)	EUR	200,000	239,456
1.00%, 11/14/2024(b)	EUR	100,000	123,260
1.50%, 02/06/2029(b)	EUR	150,000	193,927
BMW US Capital LLC, 0.63%, 04/20/2022(b)	EUR	200,000	239,626
Commerzbank AG
0.50%, 08/28/2023(b)	EUR	200,000	239,379
0.50%, 09/13/2023(b)	EUR	100,000	117,605
0.63%, 08/28/2024(b)	EUR	100,000	120,027
Daimler AG
1.40%, 01/12/2024(b)	EUR	100,000	122,066
0.85%, 02/28/2025(b)	EUR	200,000	238,982
2.63%, 04/07/2025(b)	EUR	200,000	258,091
1.50%, 03/09/2026(b)	EUR	100,000	123,720
1.38%, 05/11/2028(b)	EUR	100,000	123,909
1.50%, 07/03/2029(b)	EUR	200,000	251,181
1.13%, 11/06/2031(b)	EUR	100,000	118,596
2.13%, 07/03/2037(b)	EUR	100,000	134,644
	Principal Amount		Value
Germany-(continued)
Daimler International Finance B.V.
0.25%, 11/06/2023(b)	EUR	200,000	$234,813
0.88%, 04/09/2024(b)	EUR	100,000	119,623
1.00%, 11/11/2025(b)	EUR	200,000	240,819
1.38%, 06/26/2026(b)	EUR	100,000	122,628
0.63%, 05/06/2027(b)	EUR	125,000	145,270
Deutsche Bahn Finance GmbH, 1.13%, 12/18/2028(b)	EUR	100,000	128,796
Deutsche Bank AG
1.25%, 09/08/2021(b)	EUR	200,000	237,950
1.50%, 01/20/2022(b)	EUR	100,000	119,404
2.38%, 01/11/2023(b)	EUR	100,000	122,298
1.13%, 08/30/2023(b)	EUR	100,000	122,361
3.88%, 02/12/2024(b)	GBP	200,000	277,944
2.63%, 12/16/2024(b)	GBP	200,000	267,262
Deutsche Telekom AG
0.50%, 07/05/2027(b)	EUR	100,000	120,781
1.75%, 03/25/2031(b)	EUR	100,000	131,769
Deutsche Telekom International Finance B.V.
0.63%, 04/03/2023(b)	EUR	150,000	180,734
0.88%, 01/30/2024(b)	EUR	100,000	122,303
1.38%, 12/01/2025(b)	EUR	100,000	126,694
1.38%, 01/30/2027(b)	EUR	100,000	127,419
1.50%, 04/03/2028(b)	EUR	100,000	128,587
2.00%, 12/01/2029(b)	EUR	100,000	135,015
E.ON International Finance B.V.
6.38%, 06/07/2032	GBP	300,000	600,601
5.88%, 10/30/2037(b)	GBP	250,000	525,113
6.75%, 01/27/2039	GBP	200,000	463,547
HeidelbergCement AG, 1.50%, 02/07/2025(b)	EUR	100,000	122,339
HeidelbergCement Finance Luxembourg S.A., 1.63%, 04/07/2026(b)	EUR	100,000	123,205
Henkel AG & Co. KGaA, 1.00%, 09/30/2022(b)	GBP	100,000	132,696
innogy Finance B.V.
6.25%, 06/03/2030(b)	GBP	200,000	376,859
4.75%, 01/31/2034(b)	GBP	200,000	359,169
6.13%, 07/06/2039(b)	GBP	300,000	659,096
Landesbank Baden-Wuerttemberg, 1.50%, 02/03/2025(b)	GBP	200,000	267,856
Landesbank Hessen-Thueringen Girozentrale, 0.38%, 05/12/2025(b)	EUR	200,000	241,426
SAP SE
1.75%, 02/22/2027(b)	EUR	100,000	131,312
1.25%, 03/10/2028(b)	EUR	100,000	129,009
1.63%, 03/10/2031(b)	EUR	100,000	135,109
Siemens Financieringsmaatschappij N.V.
1.00%, 02/20/2025(b)	GBP	200,000	270,025
2.88%, 03/10/2028(b)	EUR	200,000	286,598
0.25%, 02/20/2029(b)	EUR	100,000	118,855
0.13%, 09/05/2029(b)	EUR	200,000	235,278
0.50%, 09/05/2034(b)	EUR	100,000	117,429
3.75%, 09/10/2042(b)	GBP	200,000	396,836
Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	100,000	121,466
Volkswagen Financial Services N.V.
1.50%, 04/12/2021(b)	GBP	100,000	131,489
1.88%, 09/07/2021(b)	GBP	200,000	264,371

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount		Value
Germany-(continued)
Volkswagen International Finance N.V.
0.88%, 01/16/2023(b)	EUR	200,000	$239,557
1.13%, 10/02/2023(b)	EUR	200,000	241,319
1.88%, 03/30/2027(b)	EUR	200,000	249,924
1.63%, 01/16/2030(b)	EUR	75,000	92,589
3.25%, 11/18/2030(b)	EUR	100,000	140,104
Volkswagen Leasing GmbH
2.38%, 09/06/2022(b)	EUR	100,000	123,263
2.63%, 01/15/2024(b)	EUR	100,000	126,265
1.13%, 04/04/2024(b)	EUR	100,000	119,927
1.38%, 01/20/2025(b)	EUR	100,000	121,064
Vonovia Finance B.V.
2.25%, 12/15/2023(b)	EUR	100,000	127,038
1.25%, 12/06/2024(b)	EUR	100,000	123,567
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	200,000	231,505
1.82%, 09/25/2031(b)	EUR	200,000	228,660
			15,875,588
Italy-4.65%
Assicurazioni Generali S.p.A.
5.13%, 09/16/2024(b)	EUR	200,000	285,298
4.13%, 05/04/2026(b)	EUR	100,000	133,644
Enel Finance International N.V.
5.63%, 08/14/2024(b)	GBP	200,000	314,130
1.00%, 09/16/2024(b)	EUR	100,000	123,145
1.97%, 01/27/2025(b)	EUR	200,000	257,207
1.50%, 07/21/2025(b)	EUR	100,000	126,614
1.38%, 06/01/2026(b)	EUR	150,000	190,759
1.13%, 09/16/2026(b)	EUR	150,000	188,815
0.38%, 06/17/2027(b)	EUR	100,000	118,626
5.75%, 09/14/2040(b)	GBP	400,000	827,665
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	150,000	301,587
Eni S.p.A.
3.25%, 07/10/2023(b)	EUR	100,000	129,561
3.75%, 09/12/2025(b)	EUR	100,000	139,325
1.50%, 02/02/2026(b)	EUR	150,000	188,714
3.63%, 01/29/2029(b)	EUR	100,000	148,368
2.00%, 05/18/2031(b)	EUR	150,000	200,937
Intesa Sanpaolo S.p.A.
1.13%, 03/04/2022(b)	EUR	200,000	239,185
4.00%, 10/30/2023(b)	EUR	100,000	130,944
1.38%, 01/18/2024(b)	EUR	100,000	120,778
1.00%, 07/04/2024(b)	EUR	150,000	179,012
1.00%, 11/19/2026(b)	EUR	200,000	235,202
1.75%, 03/20/2028(b)	EUR	150,000	184,310
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	100,000	123,685
Terna Rete Elettrica Nazionale S.p.A.
0.88%, 02/02/2022(b)	EUR	100,000	119,721
1.38%, 07/26/2027(b)	EUR	100,000	128,103
UniCredit S.p.A.
2.00%, 03/04/2023(b)	EUR	100,000	123,375
0.50%, 04/09/2025(b)	EUR	100,000	116,133
2.13%, 10/24/2026(b)	EUR	200,000	253,289
			5,628,132
Japan-1.06%
Development Bank of Japan, Inc.
1.05%, 06/20/2023	JPY	30,000,000	291,152
2.30%, 03/19/2026	JPY	20,000,000	213,193
Sumitomo Mitsui Financial Group, Inc., 1.55%, 06/15/2026(b)	EUR	200,000	256,537
	Principal Amount		Value
Japan-(continued)
Takeda Pharmaceutical Co. Ltd.
1.13%, 11/21/2022(b)	EUR	200,000	$241,898
2.25%, 11/21/2026(b)	EUR	100,000	131,582
3.00%, 11/21/2030(b)	EUR	100,000	142,526
			1,276,888
Luxembourg-0.20%
Logicor Financing S.a r.l., 1.50%, 11/14/2022(b)	EUR	100,000	120,289
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	119,929
			240,218
Netherlands-5.94%
ABN AMRO Bank N.V.
7.13%, 07/06/2022(b)	EUR	200,000	267,407
0.50%, 07/17/2023(b)	EUR	100,000	120,492
2.50%, 11/29/2023(b)	EUR	100,000	128,593
1.00%, 04/16/2025(b)	EUR	250,000	311,746
0.60%, 01/15/2027(b)	EUR	200,000	237,685
ASML Holding N.V., 1.38%, 07/07/2026(b)	EUR	100,000	128,125
Cooperatieve Rabobank U.A.
1.63%, 01/20/2022	NOK	1,000,000	111,810
4.13%, 09/14/2022(b)	EUR	100,000	128,532
3.88%, 07/25/2023(b)	EUR	100,000	130,879
0.75%, 08/29/2023(b)	EUR	100,000	120,708
1.25%, 01/14/2025(b)	GBP	200,000	268,292
4.13%, 07/14/2025	EUR	200,000	287,244
1.25%, 03/23/2026(b)	EUR	150,000	191,166
1.38%, 02/03/2027(b)	EUR	100,000	129,991
5.25%, 09/14/2027(b)	GBP	150,000	245,091
4.63%, 05/23/2029(b)	GBP	300,000	483,355
ING Groep N.V.
0.75%, 03/09/2022(b)	EUR	200,000	239,385
1.00%, 09/20/2023(b)	EUR	100,000	121,666
1.13%, 02/14/2025(b)	EUR	200,000	246,251
2.13%, 01/10/2026(b)	EUR	100,000	130,637
3.00%, 02/18/2026(b)	GBP	300,000	431,137
1.38%, 01/11/2028(b)	EUR	100,000	128,449
2.00%, 09/20/2028(b)	EUR	200,000	269,284
2.50%, 11/15/2030(b)	EUR	200,000	287,995
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)	GBP	200,000	336,956
Shell International Finance B.V.
1.13%, 04/07/2024(b)	EUR	100,000	123,623
0.38%, 02/15/2025(b)	EUR	150,000	181,492
1.88%, 09/15/2025(b)	EUR	100,000	130,110
2.50%, 03/24/2026	EUR	100,000	135,398
1.63%, 01/20/2027(b)	EUR	150,000	194,631
0.13%, 11/08/2027(b)	EUR	100,000	117,905
1.25%, 05/12/2028(b)	EUR	100,000	127,473
0.75%, 08/15/2028(b)	EUR	150,000	184,516
0.50%, 11/08/2031(b)	EUR	100,000	116,808
1.88%, 04/07/2032(b)	EUR	200,000	268,966
0.88%, 11/08/2039(b)	EUR	100,000	115,013
			7,178,811
Norway-1.29%
DNB Bank ASA
1.38%, 06/12/2023(b)	GBP	150,000	201,907
0.05%, 11/14/2023(b)	EUR	200,000	237,685

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount		Value
Norway-(continued)
Equinor ASA
1.25%, 02/17/2027(b)	EUR	150,000	$190,354
6.88%, 03/11/2031(b)	GBP	200,000	412,494
1.63%, 02/17/2035(b)	EUR	200,000	269,502
Telenor ASA, 1.13%, 05/31/2029(b)	EUR	200,000	253,307
			1,565,249
Portugal-0.20%
EDP Finance B.V.
2.63%, 01/18/2022(b)	EUR	100,000	122,869
1.13%, 02/12/2024(b)	EUR	100,000	122,403
			245,272
Singapore-0.19%
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	100,000	227,049
Spain-5.61%
Abertis Infraestructuras S.A.
1.38%, 05/20/2026(b)	EUR	100,000	118,971
2.38%, 09/27/2027(b)	EUR	100,000	124,388
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 02/28/2024(b)	EUR	100,000	119,896
0.38%, 10/02/2024(b)	EUR	100,000	116,244
1.00%, 06/21/2026(b)	EUR	100,000	120,102
0.50%, 01/14/2027(b)	EUR	100,000	114,939
3.50%, 02/10/2027(b)	EUR	200,000	262,233
Banco de Sabadell S.A.
0.88%, 03/05/2023(b)	EUR	100,000	118,116
0.88%, 07/22/2025(b)	EUR	100,000	117,763
Banco Santander S.A.
1.38%, 12/14/2022(b)	EUR	200,000	244,962
1.38%, 07/31/2024(b)	GBP	200,000	265,836
1.13%, 01/17/2025(b)	EUR	200,000	242,400
2.50%, 03/18/2025(b)	EUR	200,000	249,705
3.25%, 04/04/2026(b)	EUR	200,000	258,873
3.13%, 01/19/2027(b)	EUR	100,000	129,529
0.50%, 02/04/2027(b)	EUR	200,000	231,555
1.75%, 02/17/2027(b)	GBP	200,000	260,623
2.13%, 02/08/2028(b)	EUR	200,000	243,763
CaixaBank S.A.
1.13%, 01/12/2023(b)	EUR	200,000	240,201
2.38%, 02/01/2024(b)	EUR	100,000	124,785
1.13%, 05/17/2024(b)	EUR	100,000	121,669
0.38%, 02/03/2025(b)	EUR	100,000	117,875
1.13%, 03/27/2026(b)	EUR	100,000	122,195
1.38%, 06/19/2026(b)	EUR	200,000	241,737
Iberdrola Finanzas S.A., 1.00%, 03/07/2025(b)	EUR	100,000	123,533
Iberdrola International, B.V., 1.13%, 04/21/2026(b)	EUR	100,000	125,491
Mapfre S.A., 1.63%, 05/19/2026(b)	EUR	100,000	128,164
Naturgy Finance B.V., 1.38%, 01/19/2027(b)	EUR	100,000	125,981
Santander Consumer Finance S.A., 0.88%, 01/24/2022(b)	EUR	200,000	238,968
Telefonica Emisiones S.A.
3.99%, 01/23/2023(b)	EUR	200,000	260,565
1.53%, 01/17/2025(b)	EUR	100,000	125,686
5.38%, 02/02/2026(b)	GBP	200,000	321,750
1.46%, 04/13/2026(b)	EUR	200,000	252,691
1.20%, 08/21/2027(b)	EUR	200,000	248,742
	Principal Amount		Value
Spain-(continued)
1.72%, 01/12/2028(b)	EUR	300,000	$389,219
1.79%, 03/12/2029(b)	EUR	100,000	130,673
			6,779,823
Sweden-1.41%
Skandinaviska Enskilda Banken AB
0.38%, 02/11/2027(b)	EUR	200,000	236,939
0.63%, 11/12/2029(b)	EUR	200,000	240,254
Svenska Handelsbanken AB
2.63%, 08/23/2022(b)	EUR	200,000	250,256
0.13%, 06/18/2024(b)	EUR	200,000	238,946
Telia Co. AB, 3.63%, 11/08/2023(b)	SEK	2,000,000	250,414
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	200,000	493,278
			1,710,087
Switzerland-2.27%
Credit Suisse AG
1.00%, 06/07/2023(b)	EUR	100,000	122,092
1.50%, 04/10/2026(b)	EUR	150,000	193,268
Credit Suisse Group Funding Guernsey Ltd.
1.25%, 04/14/2022(b)	EUR	250,000	301,811
1.00%, 04/14/2023(b)	CHF	250,000	281,064
2.75%, 08/08/2025(b)	GBP	150,000	210,440
Holcim Finance (Luxembourg) S.A., 2.25%, 05/26/2028(b)	EUR	100,000	132,921
Nestle Finance International Ltd., 0.38%, 05/12/2032(b)	EUR	300,000	361,673
Richemont International Holding S.A.
1.00%, 03/26/2026(b)	EUR	200,000	249,848
1.50%, 03/26/2030(b)	EUR	100,000	131,695
2.00%, 03/26/2038(b)	EUR	100,000	138,612
UBS Group AG
1.75%, 11/16/2022(b)	EUR	200,000	245,952
1.50%, 11/30/2024(b)	EUR	100,000	123,264
1.25%, 09/01/2026(b)	EUR	200,000	249,485
			2,742,125
United Kingdom-21.89%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP	100,000	158,002
Annington Funding PLC
2.65%, 07/12/2025(b)	GBP	200,000	282,070
3.18%, 07/12/2029(b)	GBP	150,000	220,493
3.69%, 07/12/2034(b)	GBP	200,000	313,160
3.94%, 07/12/2047(b)	GBP	100,000	169,019
Barclays PLC
1.50%, 04/01/2022(b)	EUR	75,000	90,482
1.88%, 12/08/2023(b)	EUR	100,000	123,840
3.13%, 01/17/2024(b)	GBP	350,000	485,092
3.00%, 05/08/2026(b)	GBP	200,000	280,183
3.25%, 02/12/2027(b)	GBP	300,000	429,165
BAT International Finance PLC
7.25%, 03/12/2024	GBP	200,000	319,312
4.00%, 09/04/2026(b)	GBP	150,000	222,563
2.25%, 01/16/2030(b)	EUR	100,000	125,728
6.00%, 11/24/2034(b)	GBP	100,000	178,897
2.25%, 09/09/2052(b)	GBP	200,000	220,596
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	150,000	299,052
BP Capital Markets PLC
1.53%, 09/26/2022(b)	EUR	100,000	122,569
1.11%, 02/16/2023(b)	EUR	100,000	121,988
0.90%, 07/03/2024(b)	EUR	200,000	243,291

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
2.97%, 02/27/2026(b)	EUR	100,000	$135,573
1.57%, 02/16/2027(b)	EUR	100,000	126,624
0.83%, 11/08/2027(b)	EUR	100,000	120,593
2.52%, 04/07/2028(b)	EUR	100,000	134,071
1.23%, 05/08/2031(b)	EUR	100,000	122,344
2.82%, 04/07/2032(b)	EUR	100,000	142,274
British Telecommunications PLC
1.13%, 03/10/2023(b)	EUR	100,000	121,426
1.75%, 03/10/2026(b)	EUR	100,000	126,965
1.50%, 06/23/2027(b)	EUR	100,000	125,271
5.75%, 12/07/2028(b)	GBP	150,000	262,182
3.13%, 11/21/2031(b)	GBP	100,000	149,341
6.38%, 06/23/2037	GBP	170,000	354,211
BUPA Finance PLC, 5.00%, 04/25/2023(b)	GBP	150,000	211,341
Cadent Finance PLC
2.13%, 09/22/2028(b)	GBP	150,000	211,020
2.63%, 09/22/2038(b)	GBP	200,000	298,741
2.75%, 09/22/2046(b)	GBP	200,000	309,377
Centrica PLC
4.38%, 03/13/2029(b)	GBP	150,000	238,344
7.00%, 09/19/2033(b)	GBP	150,000	307,885
4.25%, 09/12/2044(b)	GBP	150,000	260,110
CK Hutchison Finance (16) (II) Ltd., 0.88%, 10/03/2024(b)	EUR	100,000	119,757
CK Hutchison Finance (16) Ltd., Series A, 1.25%, 04/06/2023(b)	EUR	100,000	120,641
CK Hutchison Group Telecom Finance S.A.
0.38%, 10/17/2023(b)	EUR	150,000	177,454
0.75%, 04/17/2026(b)	EUR	100,000	118,691
2.00%, 10/17/2027(b)	GBP	200,000	269,754
1.13%, 10/17/2028(b)	EUR	100,000	119,324
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	192,556	289,509
Diageo Finance PLC, 2.50%, 03/27/2032(b)	EUR	100,000	145,006
Friends Life Holdings PLC, 8.25%, 04/21/2022(b)	GBP	150,000	219,307
GlaxoSmithKline Capital PLC
1.38%, 12/02/2024(b)	EUR	100,000	125,630
1.25%, 10/12/2028(b)	GBP	200,000	269,195
5.25%, 12/19/2033	GBP	300,000	593,702
1.63%, 05/12/2035(b)	GBP	200,000	274,803
6.38%, 03/09/2039	GBP	200,000	472,192
5.25%, 04/10/2042(b)	GBP	275,000	608,752
4.25%, 12/18/2045(b)	GBP	150,000	309,036
Heathrow Funding Ltd., 7.13%, 02/14/2024(b)	GBP	200,000	298,579
HSBC Bank PLC
5.38%, 08/22/2033(b)	GBP	150,000	251,359
4.75%, 03/24/2046	GBP	100,000	156,467
HSBC Holdings PLC
1.50%, 03/15/2022(b)	EUR	200,000	242,302
6.50%, 05/20/2024(b)	GBP	100,000	155,477
0.88%, 09/06/2024(b)	EUR	200,000	242,139
3.00%, 06/30/2025(b)	EUR	200,000	261,440
2.50%, 03/15/2027(b)	EUR	100,000	136,037
3.13%, 06/07/2028	EUR	200,000	275,364
2.63%, 08/16/2028(b)	GBP	200,000	279,044
6.75%, 09/11/2028(b)	GBP	200,000	339,733
7.00%, 04/07/2038(b)	GBP	200,000	374,341
	Principal Amount		Value
United Kingdom-(continued)
Hutchison Whampoa Finance (14) Ltd., 1.38%, 10/31/2021(b)	EUR	200,000	$239,890
Imperial Brands Finance PLC
8.13%, 03/15/2024(b)	GBP	200,000	323,452
5.50%, 09/28/2026(b)	GBP	150,000	239,147
4.88%, 06/07/2032(b)	GBP	100,000	160,518
Lloyds Bank Corporate Markets PLC, 1.75%, 07/11/2024(b)	GBP	150,000	202,002
Lloyds Bank PLC
7.50%, 04/15/2024(b)	GBP	200,000	325,404
7.63%, 04/22/2025(b)	GBP	200,000	331,664
6.50%, 09/17/2040(b)	GBP	300,000	698,565
Motability Operations Group PLC
3.63%, 03/10/2036(b)	GBP	150,000	260,312
2.38%, 07/03/2039(b)	GBP	100,000	152,234
Nationwide Building Society
1.00%, 01/24/2023(b)	GBP	125,000	165,594
3.25%, 01/20/2028(b)	GBP	200,000	307,536
Natwest Group PLC, 2.50%, 03/22/2023(b)	EUR	200,000	249,182
NatWest Markets PLC
0.63%, 03/02/2022(b)	EUR	200,000	237,468
1.00%, 05/28/2024(b)	EUR	100,000	120,006
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	125,000	173,760
Rio Tinto Finance PLC, 4.00%, 12/11/2029(b)	GBP	150,000	249,718
Santander UK Group Holdings PLC
1.13%, 09/08/2023(b)	EUR	100,000	120,471
3.63%, 01/14/2026(b)	GBP	150,000	216,316
Scottish Widows Ltd.
5.50%, 06/16/2023(b)	GBP	200,000	287,447
7.00%, 06/16/2043(b)	GBP	150,000	283,338
Severn Trent Utilities Finance PLC, 3.63%, 01/16/2026(b)	GBP	100,000	151,157
Sky Ltd.
1.50%, 09/15/2021(b)	EUR	100,000	120,403
2.50%, 09/15/2026(b)	EUR	100,000	136,042
Society of Lloyd’s, 4.75%, 10/30/2024(b)	GBP	100,000	139,853
SSE PLC, 8.38%, 11/20/2028(b)	GBP	120,000	244,393
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	304,748
4.38%, 01/18/2038(b)	GBP	100,000	181,420
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	643,783
Thames Water Utilities Finance PLC
4.00%, 06/19/2025(b)	GBP	200,000	299,348
5.13%, 09/28/2037(b)	GBP	150,000	288,248
5.50%, 02/11/2041(b)	GBP	100,000	207,366
Unilever N.V., 1.75%, 03/25/2030(b)	EUR	150,000	204,482
University of Oxford, 2.54%, 12/08/2117(b)	GBP	300,000	619,196
Vodafone Group PLC
1.75%, 08/25/2023(b)	EUR	100,000	124,683
1.88%, 09/11/2025(b)	EUR	100,000	128,145
2.20%, 08/25/2026(b)	EUR	100,000	132,426
1.63%, 11/24/2030(b)	EUR	100,000	129,465
1.60%, 07/29/2031(b)	EUR	100,000	129,408
3.38%, 08/08/2049(b)	GBP	200,000	319,324
3.00%, 08/12/2056(b)	GBP	300,000	453,699

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2020
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
Wellcome Trust Ltd. (The), 2.52%, 02/07/2118(b)	GBP	200,000	$425,620
Westfield Stratford City Finance No. 2 PLC, 1.64%, 08/04/2026(b)	GBP	250,000	332,586
			26,468,049
United States-0.51%
American Honda Finance Corp.
0.35%, 08/26/2022	EUR	100,000	119,011
1.95%, 10/18/2024	EUR	100,000	126,691
DH Europe Finance II S.a.r.l., 0.75%, 09/18/2031	EUR	200,000	234,628
Medtronic Global Holdings S.C.A., 1.63%, 03/07/2031	EUR	100,000	133,134
			613,464
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $110,613,378)			119,456,185
	Shares	Value
Money Market Funds-0.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $121,192)	121,192	$121,192
TOTAL INVESTMENTS IN SECURITIES-98.88% (Cost $110,734,570)		119,577,377
OTHER ASSETS LESS LIABILITIES-1.12%		1,353,543
NET ASSETS-100.00%		$120,930,920

Investment Abbreviations:
CAD-Canadian Dollar
CHF-Swiss Franc
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $93,641,568, which represented 77.43% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$12,083,086	$(11,961,894)	$-	$-	$121,192	$339

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,841,394,917	$-	$2,841,394,917
Money Market Funds	19,287,170	6,724,195	-	26,011,365
Total Investments	$19,287,170	$2,848,119,112	$-	$2,867,406,282
Invesco Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$179,705,022	$7,322	$179,712,344
Common Stocks & Other Equity Interests	189,399	-	176,976	366,375
Preferred Stocks	-	-	0	0
Money Market Funds	4,588,291	2,752,099	-	7,340,390
Investments Matured	-	1,250,722	771,423	2,022,145
Total Investments	$4,777,690	$183,707,843	$955,721	$189,441,254
Invesco International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$119,456,185	$-	$119,456,185
Money Market Funds	121,192	-	-	121,192
Total Investments	$121,192	$119,456,185	$-	$119,577,377
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.